Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Available-for-sale long-term financial investments	$ 1,275	$ 1,096
Long-term receivables from customers	197	231
Minimum lease payments from finance lease agreements	122	147
Contingent consideration receivables	394	586
Long-term loans, advances and security deposits	255	136
Total financial assets	$ 2,243	$ 2,196